MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 30, 2008



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust III (the "Trust") (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R) High Income Fund and MFS(R) Municipal High Income Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 42 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 29, 2008.

     Please call the undersigned at (617) 954-5064 or Amy Nightengale at (617) 954-5169 with any questions you may have.

                                        Very truly yours,



                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn